Accounts Receivable, Net (Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET [Abstract]
Beginning balance	$ 0	$ 0	$ 25
Additional provision for bad debt	378	0	0
Written off	0	0	(25)
Foreign currency translation adjustment	6	0	0
Ending balance	$ 384	$ 0	$ 0